Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2018	2017
Ceded future policyholder benefits and expense	$287.1	$294.0
Ceded unearned premium	2.7	2.9
Ceded claims and benefits payable	93.7	88.6
Ceded paid losses	0.5	0.3
Total	$384.0	$385.8

Schedule of Reinsurance Recoverable
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2018 and 2017.

	Years Ended December 31,
Reinsurer	2018	2017
John Hancock	$346.5	$340.7
Sun Life	30.7	37.9
Talcott Resolution	5.6	5.9
Other reinsurers	1.2	1.3
Total	$384.0	$385.8
The following table provides the reinsurance recoverable as of December 31, 2018 grouped by A.M. Best financial strength ratings:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$281.5	$2.7	$93.7	$0.4	$378.3
B++ or B+	5.6	—	—	—	5.6
Not rated	—	—	—	0.1	0.1
Total Reinsurance recoverable	$287.1	$2.7	$93.7	$0.5	$384.0

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2018			2017			2016
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8.4	$18.6	$27.0	$8.4	$18.5	$26.9	$9.4	$15.4	$24.8
Premiums assumed	—	—	—	—	0.3	0.3	—	2.6	2.6
Premiums ceded	(8.4)	(17.8)	(26.2)	(8.4)	(17.8)	(26.2)	(9.4)	(13.5)	(22.9)
Net earned premiums	$—	$0.8	$0.8	$—	$1.0	$1.0	$—	$4.5	$4.5
Direct policyholder benefits	$21.5	$8.9	$30.4	$27.0	$10.8	$37.8	$92.1	$9.0	$101.1
Policyholder benefits assumed	—	—	—	—	—	—	0.2	1.8	2.0
Policyholder benefits ceded	(21.5)	(8.7)	(30.2)	(27.0)	(10.4)	(37.4)	(92.3)	(7.8)	(100.1)
Net policyholder benefits	$—	$0.2	$0.2	$—	$0.4	$0.4	$—	$3.0	$3.0